Current Tax Assets and Liabilities - Summary of Current Tax Assets and Liabilities (Detail) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current Tax Receivables [Abstract]
Advance income tax payments	$ 13,518,958	$ 42,504,237
Credit for adsorbed tax profits	67,222,361	77,515,647
Tax credit for training expenses	374,138	538,483
Total	81,115,457	120,558,367
Current Tax Payables [Abstract]
Income tax	160,107,212	334,336,370
Total	$ 160,107,212	$ 334,336,370